UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3447

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Fairlead Tactical Sector ETF

(TACK) NYSE Arca, Inc.

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Fairlead Tactical Sector ETF (the "Fund") for the period of February 1, 2024 to January 31, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/fairlead/. You can also request this information by contacting us at 877-865-9549.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$63	0.59%

How did the Fund perform during the reporting period?

TACK has outperformed its benchmark, the Morningstar Moderate Target Risk Index, by 375 basis points based on annualized total return over the fiscal year from February 1, 2024, to January 31, 2025. Over the same period, TACK posted a total return of 14.94% versus 11.19% for the benchmark.

In early 2024, TACK moved to a “risk-on” stance, with most of the portfolio in sector ETFs. TACK maintained its “risk-on” tilt through year-end, which helped TACK outperform its benchmark by 348 bps in a strong tape. While breadth improved in 2024, it was another strong year for the technology sector, which dominates market cap-weighted indices like the S&P 500 and allowed them to outperform equal-weight strategies. As an equal weight strategy TACK outperformed the Russell 1000 Equal Weight Index Total Return Index by 22 bps in 2024.

Our model allocations for TACK moved slightly “risk-off” in January 2025, with the addition of ETFs representing gold, short-term U.S. Treasuries, and long-term U.S. Treasuries. These three ETFs now fill one of TACK’s eight equal-weighted “buckets” of approximately 12.5%, which was emptied upon the removal of the Materials Select Sector SPDR (XLB) and the Health Care Select Sector SPDR (XLV), both of which have seen a significant loss of long-term momentum. In our research, we have a neutral long-term bias for U.S. equities. By increasing exposure to gold and U.S. Treasuries, we feel TACK is well positioned to provide stability in the face of potential market volatility.

TACK continues to demonstrate resilience in market downturns. During the July-August 2024 sell-off, the S&P 500 declined approximately 8.5%, while TACK saw a more moderate drawdown of roughly 4.6%. With a beta of 0.40, TACK has offered lower volatility and benefits of diversification, upholding a low correlation to the S&P 500.

TACK remains cost-efficient with a total expense ratio of 0.73%, expected to decline following fee reductions in the underlying ETFs. As an ETF fund of funds, TACK enhances tax efficiency, offering a compelling strategy for active investors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Fairlead Tactical Sector ETF - NAV
Russell 1000 Equal Weight Index Total Return Index
Morningstar Moderate Target Risk Index
$15,000
$10,000
$5,000
$0
$11,690
$11,409
$11,354
Mar-2022
Jan-2023
Jan-2024
Jan-2025

	Fairlead Tactical Sector ETF - NAV	Russell 1000 Equal Weight Index Total Return Index	Morningstar Moderate Target Risk Index
Mar-2022	$10,000	$10,000	$10,000
Jan-2023	$9,820	$9,574	$9,526
Jan-2024	$10,170	$9,669	$10,211
Jan-2025	$11,690	$11,409	$11,354

Average Annual Total Returns

	1 Year	Since Inception (March 22, 2022)
Fairlead Tactical Sector ETF - NAV	14.94%	5.60%
Russell 1000 Equal Weight Index Total Return Index	17.99%	4.71%
Morningstar Moderate Target Risk Index	11.19%	4.53%
Fairlead Tactical Sector ETF - Market Price	14.95%	5.59%

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

Net Assets	$220,665,178
Number of Portfolio Holdings	10
Advisory Fee	$1,259,176
Portfolio Turnover	59%

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Exchange-Traded Funds	99.7%

Change In Or Disagreement With Accountants

On December 10, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Fund, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. (“Cohen”) to serve as the independent registered public accounting firm for the Fund. There were no disagreements with EY during the Fund’s two most recent fiscal years or any subsequent interim period.

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Fairlead Tactical Sector ETF (TACK)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/fairlead/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013125-TACK

Reynders, McVeigh Core Equity Fund

Institutional Shares (ESGEX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Reynders, McVeigh Core Equity Fund (the “Fund”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/reyndersmcveigh/. You can also request this information by contacting us at 1-800-950-6868.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.95%

How did the Fund perform during the reporting period?

As noted by the editors of the Free Press, 2024 was marked by wars in the Middle East and in Ukraine, a presidential election, Peanut the Squirrel, the resignation of the president of Harvard, a solar eclipse, a disastrous hurricane in North Carolina, the launch of Starship, the Summer Olympics, the release of Evan Gershkovich, the death of Alexei Navalny, the fall of the Assad regime, a leap forward in generative AI, a coup in Bolivia, assassination attempts on Donald Trump, the murder of a healthcare CEO, and suspicious drones in our skies.

Despite all this upheaval, stock markets enjoyed surprisingly large gains, even if not as positive as the headlines indicated. In 2024, the S&P 500® Index gained 26.38% while the MSCI World Index returned 21.40%. Returns were significantly concentrated in the Magnificent 7 stocks (Alphabet, Amazon, Apple, Meta, Microsoft, Nvidia, and Tesla) as they provided 53.7% of the S&P 500® Index's return. The other 493 S&P 500® Index stocks went up by just 11.58%.

The Reynders McVeigh Core Equity Fund provided a return of 14.01% as of December 31, 2024, and 19.65% as of its January 31, 2025 fiscal year end.

Less exposure to the Magnificent 7 stocks and holding some stocks in the clean energy space hurt fund performance. For both financial and corporate responsibility reasons, the fund did not own Amazon, Meta or Tesla at year-end. The two stocks that most hurt performance were Vestas, a leading wind turbine manufacturer, and Aptiv, a key provider of wiring for electric vehicles.

The Fund benefited from holdings exposed to the growth of Artificial Intelligence and positive corporate responsibility efforts. The top five contributors to performance were: Nvidia, Interface, Vertiv, IBM, and Schneider Electric.

Interface exemplifies the Fund’s belief that a commitment to positive environmental and governance issues can contribute to financial results. The company is a leading carpet manufacturer that has adopted a mission to reverse global warming. The 2023 award-winning film, Beyond Zero, tells its journey to produce carbon neutral and carbon negative carpeting.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Reynders, McVeigh Core Equity Fund - Institutional Shares
MSCI World Index
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,429
$20,926
$19,951
Mar-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025

	Reynders, McVeigh Core Equity Fund - Institutional Shares	MSCI World Index	S&P 500® Index
Mar-2019	$10,000	$10,000	$10,000
Jan-2020	$11,354	$11,281	$11,565
Jan-2021	$16,941	$13,025	$13,560
Jan-2022	$17,544	$15,178	$16,718
Jan-2023	$15,888	$14,047	$15,345
Jan-2024	$17,490	$16,434	$18,539
Jan-2025	$20,926	$19,951	$23,429

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 29, 2019)
Reynders, McVeigh Core Equity Fund - Institutional Shares	19.65%	13.01%	13.47%
MSCI World Index	21.40%	12.08%	12.55%
S&P 500® Index	26.38%	15.17%	15.68%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$86,958,375
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$480,554
Portfolio Turnover	25%

Country Weighting (% of net assets)

United States
75.1%
France
8.5%
Ireland
3.8%
United Kingdom
3.5%
Switzerland
3.0%
Denmark
2.7%
Norway
1.4%
Jersey
1.4%

Value	Value
Jersey	1.4%
Norway	1.4%
Denmark	2.7%
Switzerland	3.0%
United Kingdom	3.5%
Ireland	3.8%
France	8.5%
United States	75.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Financials	4.7%
Consumer Staples	4.7%
Communications	5.1%
Materials	6.1%
Consumer Discretionary	10.0%
Health Care	18.5%
Industrials	21.8%
Technology	28.5%

Changes in and Disagreements with Accountants

On December 10, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Fund, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm for the Fund. There were no disagreements with EY during the Fund’s two most recent fiscal years or any subsequent interim period.

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Reynders, McVeigh Core Equity Fund - Institutional Shares (ESGEX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/reyndersmcveigh/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013125-ESGEX

The Nightview Fund

(NITE) NYSE Arca, Inc.

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains information about The Nightview Fund (the "Fund") for the period of June 21, 2024 (inception) to January 31, 2025. You can find additional information about the fund at https://www.nightviewfund.com/. You can also request this information by contacting us at 866-666-7156.

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Nightview Fund	$140	1.24%

How did the Fund perform during the reporting period?

This is the first year of the Fund which was launched partially through the year on June 21, 2024.

The performance of the Fund was 25.56% from inception to January 31, 2025 compared to the benchmark performance (SPXTR) of 14.38%.

Key Factors Affecting Performance:

• The largest position in the portfolio TSLA contributed meaningfully to performance over the period. This was from a revised sentiment around AI capabilities and improved market belief in the potential near-term economic impact of technologies outside of their traditional automotive manufacturing business lines.

• The second largest position AMZN performed reasonably well to the portfolio and added positive attribution. Margin expansion in their existing retail business buoyed by higher profitability through advertising and cost control, re-acceleration of cloud business — was somewhat tempered by large CAPEX outlays expected in fiscal year 2025.

• Strong performance and contribution from the basket of financial equities (MS, GS, SCHW, BLK) held in the portfolio. Deal making has been historically repressed for several years affecting one of their most profitable business lines. Deal flow had begun to pick up throughout the year and there was strong multiple revision post-election anticipating a more favorable dealmaking environment.

• The largest drag on performance came from MGM, ABNB and QCOM. With MGM and ABNB struggling on difficult market comps from a period of heightened travel. And QCOM suffering from market concern about pivoting business to new product lines and a potential dissolution or reduction of business with AAPL.

• Positive market momentum provided a tailwind for the portfolio as indices as a whole rose during the relevant period.

• At a high level the portfolio contains — hospitality, gaming, real world AI, financial services and semiconductor manufacturing at the moment. These all performed reasonably well during the relevant time period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	The Nightview Fund	S&P 500® Index
Mar-2018	$10,000	$10,000
Jan-2019	$10,437	$10,278
Jan-2020	$16,427	$12,506
Jan-2021	$44,380	$14,663
Jan-2022	$42,600	$18,079
Jan-2023	$23,687	$16,593
Jan-2024	$29,198	$20,048
Jan-2025	$39,128	$25,336

Average Annual Total Returns

	1 Year	5 years	Since Inception (March 1, 2018)
The Nightview Fund - NAV	34.01%	18.96%	21.79%
The Nightview Fund - Market Price	-%	-%	25.52%
S&P 500® Index	26.38%	15.17%	14.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The performance results shown above in the line chart and the average annual total returns table are for periods prior to June 21, 2024 (inception of the Fund) and represent the performance of The Nightview Capital Fund, LP - Series B (formerly known as The Worm Capital Fund, LP - Series B) (the "Predecessor Fund") which converted into NITE and is attributable to NITE moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

The Market Price performance started on June 21, 2024.

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
60.9%
Financials
16.5%
Technology
7.6%
Communications
6.1%
Industrials
4.5%
Consumer Staples
4.0%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Consumer Staples	4.0%
Industrials	4.5%
Communications	6.1%
Technology	7.6%
Financials	16.5%
Consumer Discretionary	60.9%

Fund Statistics

  Net Assets$27,112,192
  Number of Portfolio Holdings18
  Advisory Fee $173,739
  Portfolio Turnover46%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

The Nightview Fund

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.nightviewfund.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013125-NITE

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Lori Kaiser, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Reynders, McVeigh Core Equity Fund:	FY 2025	$13,000
	FY 2024	$12,650
Fairlead Tactical Sector ETF:	FY 2025	$13,000
	FY 2024	$12,650
The Nightview Fund	FY 2025	$15,000

(b) Audit-Related Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Reynders, McVeigh Core Equity Fund:	FY 2025	$0
	FY 2024	$0
Fairlead Tactical Sector ETF:	FY 2025	$0
	FY 2024	$0
The Nightview Fund	FY 2025	$0

(c) Tax Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Reynders, McVeigh Core Equity Fund:	FY 2025	$3,500
	FY 2024	$4,015
Fairlead Tactical Sector ETF:	FY 2025	$3,500
	FY 2024	$4,015
The Nightview Fund	FY 2025	$3,500

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d) All other fees billed to the registrant by its principal accountants for the most recent fiscal year:

Reynders, McVeigh Core Equity Fund:	FY 2025	$0
	FY 2024	$0
Fairlead Tactical Sector ETF:	FY 2025	$0
	FY 2024	$0
The Nightview Fund	FY 2025	$0

(e)(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser

FY 2025	$10,500	$0
FY 2024	$8,030	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment advisers or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee member is Lori Kaiser.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

REYNDERS, MCVEIGH CORE

EQUITY FUND Institutional

Shares - ESGEX

Annual Financial Statements

and Additional Information

January 31, 2025

Reynders, McVeigh Capital Management, LLC
10 Post Office Square, Suite N1010
Boston, MA 02109
(800) 950-6868

Reynders, McVeigh Core Equity
Fund Schedule of Investments
January 31, 2025

COMMON STOCKS — 99.31%	Shares	Fair Value
Denmark — 2.69%
Health Care — 1.18%
Novo Nordisk A/S, Class B - ADR	12,138	$1,025,054
Materials — 1.51%
Novozymes A/S, Class B	22,904	1,315,667
Total Denmark		2,340,721
France — 8.50%
Consumer Staples — 2.61%
Danone	20,000	1,398,984
L’Oreal S.A.	2,332	866,613
		2,265,597
Industrials — 5.89%
Nexans SA	17,500	1,707,914
Schneider Electric SE	13,425	3,414,351
		5,122,265
Total France		7,387,862
Ireland — 3.82%
Health Care — 3.82%
Medtronic PLC	20,700	1,879,974
Perrigo Co. PLC	58,000	1,444,780
		3,324,754
Total Ireland		3,324,754
Jersey — 1.38%
Consumer Discretionary — 1.38%
Aptiv Holdings Ltd.(a)	19,200	1,198,464
Total Jersey		1,198,464

Norway — 1.44%
Industrials — 1.44%
TOMRA Systems ASA	84,382	1,250,212
Total Norway		1,250,212

Switzerland — 3.02%
Health Care — 3.02%
Alcon, Inc.	20,000	1,821,800
CRISPR Therapeutics AG(a)	19,300	802,687
		2,624,487
Total Switzerland		2,624,487
United Kingdom — 3.51%

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
January 31, 2025

COMMON STOCKS — 99.31% - continued	Shares	Fair Value
Technology — 3.51%
ARM Holdings PLC - ADR(a)	6,500	$1,037,075
RELX PLC - ADR	40,500	2,020,545
		3,057,620
Total United Kingdom		3,057,620
United States — 74.94%
Communications — 5.07%
Alphabet, Inc., Class A	10,000	2,040,200
T-Mobile US, Inc.	10,150	2,364,646
		4,404,846
Consumer Discretionary — 8.61%
Airbnb, Inc., Class A(a)	10,500	1,377,285
Home Depot, Inc. (The)	4,500	1,853,910
Interface, Inc.	85,000	2,104,600
Uber Technologies, Inc.(a)	32,300	2,159,255
		7,495,050
Consumer Staples — 2.13%
McCormick & Co., Inc.	24,000	1,853,520
Financials — 4.59%
MasterCard, Inc., Class A	4,634	2,573,863
SoFi Technologies, Inc.(a)	90,000	1,420,200
		3,994,063
Health Care — 10.48%
Abbott Laboratories	18,612	2,381,033
Becton, Dickinson and Co.	8,977	2,222,705
Danaher Corp.	7,899	1,759,423
GRAIL, Inc.(a)	42,000	1,271,760
Vertex Pharmaceuticals, Inc.(a)	3,200	1,477,376
		9,112,297
Industrials — 14.45%
Carrier Global Corp.	37,100	2,425,598
NEXTracker, Inc., Class A(a)	25,000	1,260,500
Rockwell Automation, Inc.	7,701	2,144,189
UL Solutions Inc., Class A	45,000	2,425,950
Veralto Corp.	19,266	1,991,912
Vertiv Holdings Co., Class A	8,000	936,160
Xylem, Inc.	11,133	1,380,937
		12,565,246
Materials — 4.56%
AptarGroup, Inc.	12,958	2,036,350
Crown Holdings, Inc.	22,000	1,932,920
		3,969,270
Technology — 25.05%
Analog Devices, Inc.	9,044	1,916,333
Apple, Inc.	10,935	2,580,660
Cloudflare, Inc., Class A(a)	10,000	1,384,000

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
January 31, 2025

COMMON STOCKS — 99.31% - continued	Shares	Fair Value
Technology — 25.05% - continued
Enovix Corp.(a)	75,000	$904,500
International Business Machines Corp.	13,050	3,336,885
Microsoft Corp.	8,275	3,434,622
Nvidia Corp.	40,640	4,879,644
Salesforce, Inc.	6,300	2,152,710
Teradyne, Inc.	10,300	1,192,637
		21,781,991
Total United States		65,176,283
Total Common Stocks (Cost $58,752,267)		86,360,403
	Principal
CERTIFICATES OF DEPOSIT — 0.09%	Amount
Latino Community Credit Union, 4.20%, 12/12/2025	$25,000	25,000
Walden Mutual Bank, 3.87%, 8/21/2025	50,000	50,000
Total Certificates of Deposit (Cost $75,000)		75,000
Total Investments — 99.40%
(Cost $58,827,267)		86,435,403
Other Assets in Excess of Liabilities — 0.60%		522,972
NET ASSETS — 100.00%		$86,958,375

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Statement of Assets and Liabilities
January 31, 2025

Assets
Investments in securities at fair value (cost $58,827,267)	$86,435,403
Cash and cash equivalents	558,859
Receivable for fund shares sold	13
Dividends and interest receivable	25,283
Tax reclaims receivable	72,943
Prepaid expenses	15,818
Total Assets	87,108,319
Liabilities
Payable for fund shares redeemed	67,019
Payable to Adviser	41,429
Payable to Administrator	14,709
Payable to Auditor	20,680
Other accrued expenses	6,107
Total Liabilities	149,944
Net Assets	$86,958,375
Net Assets consist of:
Paid-in capital	$58,319,187
Accumulated earnings	28,639,188
Net Assets	$86,958,375
Institutional Shares:
Shares outstanding (unlimited number of shares authorized, no par value)	4,471,731
Net asset value, offering and redemption price per share	$19.45

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity
Fund Statement of Operations
For the Year Ended January 31, 2025

Investment Income:
Dividend income (net of foreign taxes withheld of $73,830)	$961,349
Interest income	51,515
Total investment income	1,012,864
Expenses:
Investment Adviser	624,895
Administration	89,968
Fund accounting	45,865
Legal	21,000
Custodian	19,978
Compliance services	19,349
Registration	19,268
Audit and tax preparation	17,112
Trustee	16,986
Transfer agent	13,972
Report printing	13,197
Pricing	2,390
Interest	172
Miscellaneous	32,051
Total expenses	936,203
Fees contractually waived by Adviser	(144,341)
Net operating expenses	791,862
Net investment income	221,002
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	3,464,353
Net realized loss on foreign currency translations	(4,174)
Net change in unrealized appreciation of investment securities and foreign currency translations	10,471,769
Net realized and change in unrealized gain on investments	13,931,948
Net increase in net assets resulting from operations	$14,152,950

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	January 31,	January 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$221,002	$343,742
Net realized gain (loss) on investment securities transactions and foreign currency translations	3,460,179	(1,161,726)
Net change in unrealized appreciation of investment securities and foreign currency translations	10,471,769	7,298,882
Net increase in net assets resulting from operations	14,152,950	6,480,898
Distributions to Shareholders from Earnings:
Institutional Shares	(1,337,768)	(344,999)
Total distributions	(1,337,768)	(344,999)
Capital Transactions - Institutional Shares
Proceeds from shares sold	10,103,655	11,367,150
Reinvestment of distributions	1,327,831	337,404
Amount paid for shares redeemed	(7,707,460)	(5,761,180)
Net increase in net assets resulting from capital transactions	3,724,026	5,943,374
Total Increase in Net Assets	16,539,208	12,079,273
Net Assets
Beginning of year	70,419,167	58,339,894
End of year	$86,958,375	$70,419,167
Share Transactions - Institutional Shares
Shares sold	544,703	738,160
Shares issued in reinvestment of distributions	70,479	20,412
Shares redeemed	(408,111)	(364,774)
Net increase in shares outstanding	207,071	393,798

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund - Institutional
Shares Financial Highlights
(For a share outstanding during each year)

	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	January 31,	January 31,	January 31,	January 31,		January 31,
	2025	2024	2023	2022		2021
Selected Per Share Data:
Net asset value, beginning of year	$16.51	$15.07	$16.80	$16.91		$11.34
Investment operations:
Net investment income	0.05	0.08	0.08	—	(a)	0.01
Net realized and unrealized gain (loss) on investments	3.19	1.44	(1.67)	0.67		5.57
Total from investment operations	3.24	1.52	(1.59)	0.67		5.58
Less distributions to shareholders from:
Net investment income	(0.11)	(0.08)	(0.03)	—		(0.01)
Net realized gains	(0.19)	—	(0.11)	(0.78)		—
Total distributions	(0.30)	(0.08)	(0.14)	(0.78)		(0.01)
Net asset value, end of year	$19.45	$16.51	$15.07	$16.80		$16.91
Total Return(b)	19.65%	10.09%	(9.44)%	3.56%		49.21%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$86,958	$70,419	$58,340	$54,743		$44,713
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%		0.95%
Ratio of expenses to average net assets before waiver	1.12%	1.17%	1.23%	1.25%		1.39%
Ratio of net investment income to average net assets	0.27%	0.54%	0.56%	—	%(c)	0.05%
Portfolio turnover rate	25%	19%	11%	13%		22%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Amount is less than 0.005%.

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements
January 31, 2025

NOTE 1. ORGANIZATION

The Reynders, McVeigh Core Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on September 19, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Reynders, McVeigh Capital Management, LLC (the “Adviser”). The investment objective of the Fund is to seek capital preservation and long-term capital growth.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on March 29, 2019. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
January 31, 2025

translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
January 31, 2025

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The calendar year-end classification of distributions received from real estate investment trusts (REITs), which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of the underlying K-1. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal year ended January 31, 2025, the Fund made the following reclassifications to increase (decrease) the components of net assets due to net operating losses:

Accumulated Earnings
Paid-In Capital	(Deficit)
$(4,274)	$4,274

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
January 31, 2025

GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
January 31, 2025

Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price, and will be classified as a Level 2 security. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities. Certificates of Deposit are valued using evaluated mean prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
January 31, 2025

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$86,360,403	$—	$—	$86,360,403
Certificates of Deposit	—	75,000	—	75,000
Total	$86,360,403	$75,000	$—	$86,435,403

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the fiscal year ended January 31, 2025, the Adviser earned fees of $624,895 from the Fund. At January 31, 2025, the Fund owed the Adviser $41,429.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 0.95% of the Fund’s Institutional Shares average daily net assets through May 31, 2025 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of January 31, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
January 31, 2025

Recoverable Through
January 31, 2026	$158,585
January 31, 2027	143,356
January 31, 2028	144,341

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended January 31, 2025, purchases and sales of investment securities, other than short-term investments, were $22,436,223 and $20,036,879, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended January 31, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At January 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$28,950,500
Gross unrealized depreciation	(1,342,375)
Net unrealized appreciation/(depreciation) on investments	$27,608,125
Tax cost of investments	$58,827,278

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
January 31, 2025

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the fiscal years ended January 31, 2025 and January 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income(a)	$492,950	$344,999
Long-term capital gains	844,817	—
Total distributions paid	$1,337,767	$344,999

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$1,133,396
Accumulated capital and other losses	(98,713)
Unrealized appreciation on investments	27,604,507
Total accumulated earnings	$28,639,190

For the year ended January 31, 2025, the Fund utilized short-term capital loss carryforwards and long-term capital loss carryforwards of $882,390 and $599,142, respectively.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended January 31, 2025, the Fund deferred qualified late year ordinary losses in the amount of $98,713.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of January

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
January 31, 2025

31, 2025, the Fund had 28.56% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Reynders, McVeigh Core Equity Fund
and Board of Trustees of Capitol Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Reynders, McVeigh Core Equity Fund (the “Fund”), a series of Capitol Series Trust, as of January 31, 2025, the related statement of operations, the statement of changes in net assets, the financial highlights, and the related notes for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the years ended January 31, 2024, and prior, were audited by other auditors whose report dated March 27, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 25, 2025

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 74% qualifies for the corporate dividends received deduction.

For the fiscal year ended January 31, 2025, the Fund designated $844,817 as long-term capital gain distributions.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

On December 10, 2024, the Audit Committee of the Board of Trustees approved the engagement of Cohen & Company, Ltd. (“Cohen”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending January 31, 2025, in replacement of Ernst & Young LLP (“EY”) which served previously as the independent registered public accounting firm for the Fund. Having been notified of the Audit Committee’s intention to make this change, EY resigned as the independent registered public accounting firm of the Fund.

The reports on the financial statements of the Fund as of and for the fiscal years ended January 31, 2023 and January 31, 2024 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During such fiscal years, and during the subsequent interim period ended December 10, 2024 : (i) there were no disagreements between the Trust and EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fiscal years ended January 31, 2023 and January 31, 2024, and during the subsequent interim period ended December 10, 2024, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on each Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on September 16, 2024, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation for an additional one-year period the Investment Advisory Agreement between the Trust and Reynders, McVeigh Capital Management, LLC (“Reynders, McVeigh”) (the “Investment Advisory Agreement”) with respect to the Reynders, McVeigh Core Equity Fund (the “Fund”), a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Reynders, McVeigh and the Trust’s administrator designed to provide the Trustees with the information necessary

Additional Information (Unaudited) (continued)

to evaluate the terms of the Investment Advisory Agreement between the Trust and Reynders, McVeigh, including, but not limited to, Reynders, McVeigh’s response to counsel’s due diligence letter requesting information relevant to the approval of the continuation of the Investment Advisory Agreement, the operating expense limitation agreement between the Trust and Reynders, McVeigh (the “Expense Limitation Agreement”), and peer group expense and performance data provided by Broadridge for comparative purposes (collectively, the “Support Materials”). The Trustees reviewed the Support Materials with Reynders, McVeigh, Trust management, and with counsel to the Independent Trustees. The completeness of the Support Materials provided by Reynders, McVeigh, which included both responses and materials provided in response to initial and supplemental due diligence requests, was noted. Representatives from Reynders, McVeigh met with the Trustees and provided further information, including but not limited to, the services it provides to the Fund and the management fee paid for those services, fund performance, the Fund’s environment, social and governance (“ESG”) investment model, the business strategy for the Fund, firm ownership, resources available to service the Fund, including compliance resources, other investment strategies managed by Reynders, McVeigh, and profitability. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the continuation of the Investment Advisory Agreement, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the continuation of the Investment Advisory Agreement, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services provided by Reynders, McVeigh; (2) the cost of the services provided and the profits realized by Reynders, McVeigh from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Reynders, McVeigh resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

After having received and reviewed the Support Materials, as well as quarterly investment performance, compliance, operating, and distribution reports on the Fund since its inception, and noting additional discussions with representatives of Reynders, McVeigh that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the continuation of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement, which incorporated and reflected their knowledge of Reynders, McVeigh’s

Additional Information (Unaudited) (continued)

services provided to the Fund, which included, but was not limited to: (i) the services provided by Reynders, McVeigh to the Fund and the resources available to support the Fund; (ii) asset growth in the Fund; (iii) the Fund’s performance compared to its benchmark index, the Global Large Stock Growth Morningstar peer group category and the custom peer group presented in the report provided by Broadridge; (iv) the Fund’s fees compared to the Global Large Stock Growth Morningstar peer group category and the custom peer group presented in the report provided by Broadridge; and (v) the overall fiscal health of the firm, among other topics. With regard to Broadridge’s custom peer group comparison, the Trustees noted that the peer funds included for comparison were drawn from the Morningstar Global Large Stock Growth category and the Morningstar Global Small/Mid Stock category. They also noted that the peer group funds were not specifically focused on sustainability and excluded retirement share classes, funds charging a 12b-1 fee and fund of funds. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. With respect to the Investment Advisory Agreement, the Trustees considered the scope of services that Reynders, McVeigh provides to the Fund, which include, but are not limited to the following: (1) providing overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, including providing pre-trade portfolio compliance; (2) investing or overseeing the investment of the Fund’s assets consistent with its investment objective and investment policies; (3) directly managing the Fund’s assets and determining or overseeing the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions for a period of time; (4) voting or overseeing the voting of all proxies with respect to the Fund’s portfolio securities; (5) maintaining or overseeing the maintenance of the required books and records for transactions effected by Reynders, McVeigh on behalf of the Fund; (6) selecting or overseeing the selection of broker-dealers to execute orders on behalf of the Fund; (7) providing marketing support; and (8) responding to questions from investors. The Trustees considered Reynders, McVeigh’s own capitalization separately and its assets under management, as well as the commitment on the part of Reynders, McVeigh to enhance its capitalization over time. The Trustees considered Reynders, McVeigh’s compliance resources, including a Chief Compliance Officer with the support of additional compliance personnel. The Trustees also considered the ESG investment philosophy of Reynders, McVeigh’s portfolio management team, as well as their investment industry experience and expertise in the sustainable and impact investment strategy. The Trustees also noted the capabilities and expertise of personnel responsible for implementing the Fund’s portfolio construction methodology and Reynders, McVeigh’s oversight and risk management process, including the due diligence process employed by Reynders, McVeigh in identifying and evaluating potential investments. The Trustees also considered information regarding Reynders, McVeigh’s succession planning, insurance coverage, disaster recovery and contingency plans and data protection safeguards, among other things.

The Trustees also noted the Fund’s performance compared to its prospectus benchmark, the MSCI World NR USD. The Trustees considered that the Fund underperformed its benchmark index for the one-year and three-year periods ended June 30, 2024, but outperformed its benchmark index for the quarter-end, five-year and since-inception periods ended June 30, 2024. The Trustees also considered the Fund’s performance compared to the Morningstar Global Large Stock Growth category and those of other funds in the custom peer group analysis provided by Broadridge. The Trustees noted that the custom peer group category analysis of Broadridge peer funds included for comparison

Additional Information (Unaudited) (continued)

were drawn from the Morningstar Global Large Stock Growth category and the Morningstar Global Small/Mid Stock category. They also noted that the peer group funds were not specifically focused on sustainability and excluded retirement share classes, funds charging a 12b-1 fee and fund of funds. The appropriateness of Broadridge’s peer group analysis was discussed. The Trustees noted that the Fund underperformed the Morningstar category median for the one- and three-year periods, but outperformed the Morningstar category median for the five-year and since inception periods ended June 30, 2024. The Trustees also noted that the Fund outperformed the Broadridge custom peer group median for the one-, three- and five-year and since inception periods ended June 30, 2024. The Trustees further noted that the Fund is rated four stars by Morningstar in its “Overall” ranking. Lastly, the Trustees took note of the Adviser’s representation that the Fund is well-situated competitively compared to sustainable/ESG and global peers. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Reynders, McVeigh provides to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. With respect to the Investment Advisory Agreement, the Trustees considered the annual management fee that the Fund pays to Reynders, McVeigh, as well as the firm’s profitability analysis for services rendered to the Fund. In this regard, the Trustees noted that Reynders, McVeigh agreed to enter into an Expense Limitation Agreement for the Fund through May 31, 2025, and that pursuant to such agreement, Reynders, McVeigh has contractually agreed to reimburse the Fund for its operating expenses, and to reduce its management fees to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage fees and commissions, dividend expense on short sales, interest, taxes, and extraordinary expenses) do not exceed 0.95%. The Trustees further noted that the Fund generated positive cash flow for Reynders, McVeigh and that the operation of the Fund resulted in a small profit for the fiscal year ended January 31, 2024, and expects to incur a small profit for the fiscal year ending January 31, 2025 absent growth in the Fund’s total net assets during fiscal year 2025. Finally, the Trustees reviewed Reynders, McVeigh’s financial condition and fiscal health as it relates to the firm’s financial ability to provide the contractually required services to the Fund and concluded that such resources were adequate.

Comparative Fee and Expense Data. The Trustees also reviewed and discussed the advisory fee and contractual expenses of the Fund as compared to the Morningstar Global Large Stock Growth category and the custom peer group category analysis provided by Broadridge. The Trustees noted that the Fund’s management fee was equal to the average and median of the Morningstar category and lower than the average and median of the custom peer group. In addition, the Trustees considered that the gross total expense ratio of the Fund was higher than the average and median gross total expense ratio of the Morningstar category and was lower than the average and median gross total expense ratio of the custom peer group. Further, the Trustees noted that the net total expense ratio (reflective of fee waivers and expense reimbursements) of the Fund was higher than the average and median net expense ratio of the Morningstar category and lower than the average and median net expense ratio of the custom peer group. While recognizing that it is difficult to compare management fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Reynders, McVeigh’s management fee continues to be reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale with respect to the services provided by Reynders, McVeigh, noting that Reynders, McVeigh’s

Additional Information (Unaudited) (continued)

advisory fee does not contain breakpoints. In light of all of the factors considered, including the relatively small size of the Fund, the Trustees concluded that no material economies of scale exist at this time.

Other Benefits. The Trustees noted that Reynders, McVeigh confirmed that they do not and will not utilize soft dollar arrangements with respect to portfolio transactions in the Fund and do not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees concluded that Reynders, McVeigh will not receive any other material financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts of interest of Reynders, McVeigh. Based on the assurances from representatives of Reynders, McVeigh, the Trustees concluded that no material conflicts of interest currently exist that could adversely impact the Fund. They also noted that the Adviser has compliance policies and procedures in place to address any conflict-of-interest situations that may arise.

Conclusions. Based upon discussions with Reynders, McVeigh, and the Support Materials provided, the Board concluded that the overall arrangements between the Trust and Reynders, McVeigh as set forth in the Investment Advisory Agreement are fair and reasonable in light of the services Reynders, McVeigh performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at 1-800-950-6868 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Walter B. Grimm, Chairman Lori Kaiser Janet Smith Meeks Mary Madick	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Matthew J. Miller, Chief Executive Officer and President Zachary P. Richmond, Chief Financial Officer and Treasurer Martin R. Dean, Chief Compliance Officer Tiffany R. Franklin, Secretary	LEGAL COUNSEL Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

INVESTMENT ADVISER Reynders, McVeigh Capital Management, LLC 10 Post Office Square, Suite N1010 Boston, MA 02109	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fairlead Tactical Sector ETF (TACK)

NYSE Arca, Inc.

Annual Financial Statements

and Additional Information

January 31, 2025

Fund Adviser:
Cary Street Partners Asset Management LLC
901 East Byrd Street, Suite 1001
Richmond, VA 23219
(877) 865-9549

Fairlead Tactical Sector ETF
Schedule of Investments
January 31, 2025

EXCHANGE-TRADED FUNDS — 99.66%	Shares	Fair Value
Communication Services Select Sector SPDR® Fund	278,442	$28,506,892
Consumer Discretionary Select Sector SPDR® Fund	118,726	27,564,615
Consumer Staples Select Sector SPDR® Fund	340,466	26,890,005
Financial Select Sector SPDR® Fund	555,805	28,607,283
Industrial Select Sector SPDR® Fund	197,538	27,329,382
SPDR® Gold MiniShares® Trust	168,512	9,349,046
SPDR® Portfolio Long Term Treasury ETF	338,368	8,909,229
SPDR® Portfolio Short Term Treasury ETF	306,206	8,910,595
Technology Select Sector SPDR® Fund	117,239	27,059,934
Utilities Select Sector SPDR® Fund	343,825	26,777,091

Total Exchange-Traded Funds (Cost $186,634,587)		219,904,072

Total Investments — 99.66% (Cost $186,634,587)		219,904,072
Other Assets in Excess of Liabilities — 0.34%		761,106
NET ASSETS — 100.00%		$220,665,178

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

1

Fairlead Tactical Sector ETF
Statement of Assets and Liabilities
January 31, 2025

Assets
Investments in securities, at fair value (cost $186,634,587)	$219,904,072
Cash	870,054
Dividends receivable	3,139
Total Assets	220,777,265

Liabilities
Payable for fund shares redeemed	2,583
Payable to Adviser	109,504
Total Liabilities	112,087
Net Assets	$220,665,178

Net Assets consist of:
Paid-in capital	205,774,908
Accumulated earnings	14,890,270
Net Assets	$220,665,178
Shares outstanding (unlimited number of shares authorized, no par value)	7,820,000
Net asset value per share	$28.22

See accompanying notes which are an integral part of these financial statements.

2

Fairlead Tactical Sector ETF
Statement of Operations
For the Year Ended January 31, 2025

Investment Income
Dividend income	$3,868,897
Interest income	55,787
Total investment income	3,924,684

Expenses
Adviser	1,259,176
Total expenses	1,259,176
Net investment income	2,665,508

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	4,687,998
Change in unrealized appreciation on:
Investment securities	21,710,409
Net realized and change in unrealized gain (loss) on investment securities	26,398,407
Net increase in net assets resulting from operations	$29,063,915

See accompanying notes which are an integral part of these financial statements.

3

Fairlead Tactical Sector ETF
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	January 31,	January 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,665,508	$3,186,899
Net realized gain (loss) on investment securities	4,687,998	(3,692,041)
Change in unrealized appreciation on investment securities	21,710,409	5,920,707
Net increase in net assets resulting from operations	29,063,915	5,415,565

Distributions to Shareholders	(2,697,427)	(3,017,537)

Capital Transactions
Proceeds from shares sold	117,260,278	124,160,708
Amount paid for shares redeemed	(131,329,604)	(132,066,180)
Net decrease in net assets resulting from capital transactions	(14,069,326)	(7,905,472)
Total Increase (Decrease) in Net Assets	12,297,162	(5,507,444)

Net Assets
Beginning of year	$208,368,016	$213,875,460
End of year	$220,665,178	$208,368,016

Share Transactions
Shares sold	4,470,000	5,180,000
Shares redeemed	(5,030,000)	(5,590,000)
Net decrease in shares outstanding	(560,000)	(410,000)

See accompanying notes which are an integral part of these financial statements.

4

Fairlead Tactical Sector ETF
Financial Highlights
(For a share outstanding during the period)

			For the
	For the	For the	Period
	Year Ended	Year Ended	Ended
	January 31,	January 31,	January 31,
	2025	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$24.86	$24.33	$25.00

Investment operations:
Net investment income	0.34	0.34	0.21
Net realized and unrealized gain (loss) on investments	3.36	0.51	(0.67)
Total from investment operations	3.70	0.85	(0.46)

Less distributions to shareholders from:
Net investment income	(0.34)	(0.32)	(0.21)
Total distributions	(0.34)	(0.32)	(0.21)

Net asset value, end of period	$28.22	$24.86	$24.33
Market price, end of period	$28.22	$24.86	$24.48

Total Return(b)	14.94%	3.56%	(1.80	%) (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$220,665	$208,368	$213,875
Ratio of net expenses to average net assets	0.59%	0.59%	0.59	% (d)
Ratio of net investment income to average net assets(e)	1.25%	1.43%	1.22	% (d)
Portfolio turnover rate(f)	59%	81%	68	% (c)

(a)	For the period March 22, 2022 (commencement of operations) to January 31, 2023.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

5

Fairlead Tactical Sector ETF
Notes to the Financial Statements
January 31, 2025

NOTE 1. ORGANIZATION

Fairlead Tactical Sector ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on December 9, 2021. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Cary Street Partners Asset Management LLC (the “Adviser”). The Fund’s subadviser is Fairlead Strategies, LLC (the “Subadviser” or “Fairlead”). The Subadviser is primarily responsible for the day-to-day portfolio management of the Fund. The investment objective of the Fund is capital appreciation with limited drawdowns.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on

6

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
January 31, 2025

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least quarterly. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

7

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
January 31, 2025

For the fiscal year ended January 31, 2025, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Accumulated Earnings
Paid-In Capital	(Deficit)
$9,901,753	$(9,901,753)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

8

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
January 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

9

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
January 31, 2025

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$219,904,072	$—	$—	$219,904,072
Total	$219,904,072	$—	$—	$219,904,072

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.59% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses)). For the fiscal year ended January 31, 2025, the Adviser earned a fee of $1,259,176 from the Fund. At January 31, 2025, the Fund owed the Adviser $109,504.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended,

10

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
January 31, 2025

have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Adviser pays the Independent Trustees their annual retainer and quarterly Board meeting fees and also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of Ultimus. Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. INVESTMENT TRANSACTIONS

For the fiscal year ended January 31, 2025, purchases and sales of investment securities, other than short-term investments, were $225,696,949 and $124,346,937, respectively.

For the fiscal year ended January 31, 2025, purchases and sales for in-kind transactions were $15,539,135 and $131,370,893, respectively.

For the fiscal year ended January 31, 2025, the Fund had in-kind net realized gains of $9,998,859.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended January 31, 2025.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of

11

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
January 31, 2025

Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the fiscal year ended January 31, 2025, the Fund received $11,200 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

Variable
Fixed Fee	Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At January 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$33,270,203
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$33,270,203
Tax cost of investments	$186,633,869

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the fiscal years ended January 31, 2025 and January 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income(a)	$2,697,427	$3,017,537
Total distributions paid	$2,697,427	$3,017,537

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

12

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
January 31, 2025

At January 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(18,379,933)
Unrealized appreciation on investments	33,270,203
Total accumulated earnings	$14,890,270

As of January 31, 2025, the Fund had long-term capital loss carryforwards of $4,065,255 and short-term capital loss carryforwards of $14,208,481, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended January 31, 2025, the Fund deferred qualified late year ordinary losses in the amount of $106,197.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

13

Report of Independent Registered Public Accounting Firm

To the Shareholders of Fairlead Tactical Sector ETF and
Board of Trustees of Capitol Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fairlead Tactical Sector ETF (the “Fund”), a series of Capitol Series Trust, as of January 31, 2025, the related statement of operations, the statement of changes in net assets, the financial highlights, and the related notes for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the years ended January 31, 2024, and prior, were audited by other auditors whose report dated March 27, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 25, 2025

14

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

15

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

On December 10, 2024, the Audit Committee of the Board of Trustees approved the engagement of Cohen & Company, Ltd. (“Cohen”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending January 31, 2025, in replacement of Ernst & Young LLP (“EY”) which served previously as the independent registered public accounting firm for the Fund. Having been notified of the Audit Committee’s intention to make this change, EY resigned as the independent registered public accounting firm of the Fund.

The reports on the financial statements of the Fund as of and for the fiscal years ended January 31, 2023 and January 31, 2024 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During such fiscal years, and during the subsequent interim period ended December 10, 2024 : (i) there were no disagreements between the Trust and EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fiscal years ended January 31, 2023 and January 31, 2024, and during the subsequent interim period ended December 10, 2024, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on each Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

16

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 865-9549 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Walter B. Grimm, Chairman Lori Kaiser Janet Smith Meeks Mary Madick	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Matthew J. Miller, Chief Executive Officer and President Zachary P. Richmond, Chief Financial Officer and Treasurer Martin R. Dean, Chief Compliance Officer Tiffany R. Franklin, Secretary	LEGAL COUNSEL Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

INVESTMENT ADVISER Cary Street Partners Asset Management LLC 901 East Byrd Street, Suite 1001 Richmond, VA 23219	CUSTODIAN AND TRANSFER AGENT Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

The Nightview Fund (NITE)

NYSE Arca, Inc.

Annual Financial Statements

and Additional Information

January 31, 2025

Fund Adviser:
Nightview Capital, LLC
809 South Lamar Boulevard #326
Austin, TX 78704
(866) 666-7156

The Nightview Fund
Schedule of Investments
January 31, 2025

COMMON STOCKS — 99.63%	Shares	Fair Value
Communications — 6.12%
Meta Platforms, Inc., Class A	1,138	$784,287
Netflix, Inc.(a)	897	876,154
		1,660,441
Consumer Discretionary — 60.92%
Airbnb, Inc., Class A(a)	8,062	1,057,493
Alibaba Group Holding Ltd. - ADR	13,216	1,306,269
Amazon.com, Inc.(a)	14,656	3,483,439
Hyatt Hotels Corp., Class A	9,149	1,447,646
Las Vegas Sands Corp.	20,730	950,056
MGM Resorts International(a)	30,464	1,050,399
Tesla, Inc.(a)	13,881	5,616,252
Wynn Resorts Ltd.	18,473	1,604,379
		16,515,933
Consumer Staples — 3.94%
Target Corp.	7,753	1,069,216

Financials — 16.54%
BlackRock, Inc.	677	728,114
Charles Schwab Corp. (The)	12,790	1,057,988
Goldman Sachs Group, Inc. (The)	2,119	1,357,008
Morgan Stanley	9,687	1,340,971
		4,484,081
Industrials — 4.49%
Deere & Co.	2,553	1,216,658

Technology — 7.62%
Qualcomm, Inc.	4,767	824,357
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5,936	1,242,524
		2,066,881

Total Common Stocks/ Investments (Cost $17,012,631)		27,013,210

Other Assets in Excess of Liabilities — 0.37%		98,982
NET ASSETS — 100.00%		$27,112,192

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

1

The Nightview Fund
Statement of Assets and Liabilities
January 31, 2025

Assets
Investments in securities, at fair value (cost $17,012,631)	$27,013,210
Cash	118,010
Dividends receivable	8,961
Total Assets	27,140,181

Liabilities
Payable to Adviser	27,989
Total Liabilities	27,989
Net Assets	$27,112,192

Net Assets consist of:
Paid-in capital	17,369,021
Accumulated earnings	9,743,171
Net Assets	$27,112,192
Shares outstanding (unlimited number of shares authorized, no par value)	863,768
Net asset value per share	$31.39

See accompanying notes which are an integral part of these financial statements.

2

The Nightview Fund
Statement of Operations
January 31, 2025(a)

Investment Income
Dividend income (net of foreign taxes withheld of $1,532)	$99,041
Total investment income	99,041

Expenses
Adviser	173,739
Total expenses	173,739
Net investment loss	(74,698)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	1,859,910
Change in unrealized appreciation on:
Investment securities	3,865,542
Net realized and change in unrealized gain (loss) on investment securities	5,725,452
Net increase in net assets resulting from operations	$5,650,754

(a)	For the period June 21, 2024 (commencement of operations) to January 31, 2025.

See accompanying notes which are an integral part of these financial statements.

3

The Nightview Fund
Statement of Changes in Net Assets

For the
Period Ended
January 31, 2025(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(74,698)
Net realized gain on investment securities	1,859,910
Change in unrealized appreciation on investment securities	3,865,542
Net increase in net assets resulting from operations	5,650,754

Capital Transactions
Proceeds from shares sold	11,997,634
Amount paid for shares redeemed	(7,380,396)
Issued in connection with reorganization	16,844,200
Net increase in net assets resulting from capital transactions	21,461,438
Total Increase in Net Assets	27,112,192

Net Assets
Beginning of period	—
End of period	$27,112,192

Share Transactions
Shares sold	460,000
Shares redeemed	(270,000)
Issued in connection with reorganization	673,768
Net increase in shares outstanding	863,768

(a)	For the period June 21, 2024 (commencement of operations) to January 31, 2025.

See accompanying notes which are an integral part of these financial statements.

4

The Nightview Fund
Financial Highlights

(For a share outstanding during the period)

	For the
	Period
	Ended
	January 31,
	2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$25.00

Investment operations:
Net investment loss	(0.09)
Net realized and unrealized gain on investments	6.48
Total from investment operations	6.39

Net asset value, end of period	$31.39
Market price, end of period	$31.38

Total Return(b)	25.56	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$27,112
Ratio of net expenses to average net assets	1.25	% (d)
Ratio of net investment loss to average net assets	(0.54	)% (d)
Portfolio turnover rate(e)	46	% (c)

(a)	For the period June 21, 2024 (commencement of operations) to January 31, 2025.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

5

The Nightview Fund
Notes to the Financial Statements
January 31, 2025

NOTE 1. ORGANIZATION

The Nightview Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified series of Capitol Series Trust (the “Trust”). The Fund commenced operations on June 21, 2024 through a transfer in-kind of assets, as described below. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Nightview Capital, LLC (the “Adviser”). The Fund’s trading sub-adviser is Exchange Traded Concepts, LLC (the “Trading Sub-Adviser” or “ETC”). The Trading Sub-Adviser is responsible for maintaining certain transaction and compliance related records of the Fund. The investment objective of the Fund is long-term capital appreciation with a goal of outperforming the S&P 500 Total Return Index over a rolling five-year period.

The Fund is the successor to a limited partnership, the Nightview Capital Fund, LP – Series B (formerly known as The Worm Capital Fund, LP – Series B) (the “Predecessor Fund”), which was organized on March 1, 2018. The Fund has substantially the same investment objectives and strategies as did the Predecessor Fund. Effective as of the close of business on June 21, 2024, all the assets, subject to the liabilities of the Predecessor Fund, were transferred to the Fund in exchange for 673,768 shares at a net asset value per share (“NAV”) of $25.00 of the Fund to the limited partners of the Predecessor Fund. The net assets contributed resulting from these tax-free transactions on the close of business June 21, 2024, after the reorganization, was $16,844,200, including net unrealized appreciation of $6,135,037 and investment cost of $10,606,173. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is

6

The Nightview Fund
Notes to the Financial Statements (continued)
January 31, 2025

responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

7

The Nightview Fund
Notes to the Financial Statements (continued)
January 31, 2025

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income and net capital gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal year ended January 31, 2025, the Fund made the following reclassifications to increase (decrease) the components of net assets due to net operating losses and redemption in-kinds:

Accumulated Earnings
Paid-In Capital	(Deficit)
$(4,092,417)	$4,092,417

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from

8

The Nightview Fund
Notes to the Financial Statements (continued)
January 31, 2025

sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

9

The Nightview Fund
Notes to the Financial Statements (continued)
January 31, 2025

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$27,013,210	$—	$—	$27,013,210
Total	$27,013,210	$—	$—	$27,013,210

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses,

10

The Nightview Fund
Notes to the Financial Statements (continued)
January 31, 2025

costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses)). For the fiscal period ended January 31, 2025, the Adviser earned a fee of $173,739 from the Fund. At January 31, 2025, the Fund owed the Adviser $27,989.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Pursuant to a Referral Agreement dated November 29, 2023, between Ultimus Fund Solutions, LLC, the administrator of the Funds (“Ultimus”), and Exchange Traded Concepts, LLC, the sub-adviser of the Funds (“ETC”), ETC pays Ultimus a referral fee that is calculated as a percentage of its sub-advisory fee. During the fiscal period ended January 31, 2025, ETC paid Ultimus a referral fee of $667.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Adviser pays the Independent Trustees their annual retainer and quarterly Board meeting fees and also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of Ultimus. Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. INVESTMENT TRANSACTIONS

For the fiscal period ended January 31, 2025, purchases and sales of investment securities, other than short-term investments, were $10,464,086 and $11,324,696, respectively.

11

The Nightview Fund
Notes to the Financial Statements (continued)
January 31, 2025

For the fiscal period ended January 31, 2025, purchases and sales for in-kind transactions were $11,936,522 and $6,529,363, respectively.

For the fiscal period ended January 31, 2025, the Fund had in-kind net realized gains of $2,098,456.

There were no purchases or sales of long-term U.S. government obligations during the fiscal period ended January 31, 2025.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the fiscal year ended January 31, 2025, the Fund received $1,400 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

Variable
Fixed Fee	Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

12

The Nightview Fund
Notes to the Financial Statements (continued)
January 31, 2025

NOTE 7. FEDERAL TAX INFORMATION

At January 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$10,130,427
Gross unrealized depreciation	(269,554)
Net unrealized appreciation on investments	$9,860,873

Tax cost of investments	$17,152,337

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

At January 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(117,702)
Unrealized appreciation on investments	9,860,873
Total accumulated earnings	$9,743,171

As of January 31, 2025, the Fund had long-term capital loss carryforwards of $20,604 and short-term capital loss carryforwards of $78,194, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain qualified late year ordinary losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Funds following taxable year. For the tax year ended January 31, 2025, the Fund deferred post October qualified losses in the amount of $18,904.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2025, the Fund had 60.92% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

13

The Nightview Fund
Notes to the Financial Statements (continued)
January 31, 2025

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Nightview Fund and
Board of Trustees of Capitol Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Nightview Fund (the “Fund”), a series of Capitol Series Trust, as of January 31, 2025, the related statement of operations, the statement of changes in net assets, the financial highlights, and the related notes for the period June 21, 2024 (commencement of operations) to January 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period June 21, 2024 (commencement of operations) to January 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 25, 2025

15

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 0% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 0% qualifies for the corporate dividends received deduction.

For the fiscal year ended January 31, 2025, the Fund didn’t designate any long-term capital gain distributions.

16

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

17

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 666-7156 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Walter B. Grimm, Chairman Lori Kaiser Janet Smith Meeks Mary Madick	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Matthew J. Miller, Chief Executive Officer and President Zachary P. Richmond, Chief Financial Officer and Treasurer Martin R. Dean, Chief Compliance Officer Tiffany R. Franklin, Secretary	LEGAL COUNSEL Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

INVESTMENT ADVISER Nightview Capital, LLC 809 South Lamar Boulevard #326 Austin, TX 78704	CUSTODIAN AND TRANSFER AGENT Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On December 10, 2024, the Audit Committee of the Board of Trustees approved the engagement of Cohen & Company, Ltd. (“Cohen”) to serve as the independent registered public accounting firm for the Reynders, McVeigh Core Equity Fund and the Fairlead Tactical Sector ETF (the “Funds”) for the fiscal year ending January 31, 2025, in replacement of Ernst & Young LLP (“EY”) which served previously as the independent registered public accounting firm for the Funds. Having been notified of the Audit Committee’s intention to make this change, EY resigned as the independent registered public accounting firm of the Funds.

The reports on the financial statements of the Funds as of and for the fiscal years ended January 31, 2023 and January 31, 2024 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During such fiscal years, and during the subsequent interim period ended December 10, 2024 : (i) there were no disagreements between the Trust and EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fiscal years ended January 31, 2023 and January 31, 2024, and during the subsequent interim period ended December 10, 2024, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on each Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

(a)(5) Change in the registrant’s independent public accountant. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	4/04/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	4/04/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	4/04/2025